Exhibit 99.1

World Omni Auto Receivables Trust 2015-A
Monthly Servicer Certificate
October 31, 2016

Dates Covered
Collections Period	10/01/16 - 10/31/16
Interest Accrual Period	10/17/16 - 11/14/16
30/360 Days	30
Actual/360 Days	29
Distribution Date	11/15/16

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/16	333,185,452.08	20,397
Yield Supplement Overcollateralization Amount 09/30/16	11,387,869.54	0
Receivables Balance 09/30/16	344,573,321.62	20,397
Principal Payments	13,560,128.70	501
Defaulted Receivables	598,827.78	30
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/16	10,739,374.80	0
Pool Balance at 10/31/16	319,674,990.34	19,866

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	753,141,610.59	39,790

Pool Factor	43.87%

Prepayment ABS Speed	1.41%

Overcollateralization Target Amount	14,385,374.57
Actual Overcollateralization	14,385,374.57

Weighted Average APR	4.02%
Weighted Average APR, Yield Adjusted	5.90%
Weighted Average Remaining Term	46.50

Delinquent Receivables:
Past Due 31-60 days	5,957,553.58	328
Past Due 61-90 days	1,348,475.92	76
Past Due 91-120 days	435,721.20	18
Past Due 121+ days	0.00	0
Total	7,741,750.70	422

Total 31+ Delinquent as % Ending Pool Balance	2.42%

Recoveries	323,264.24

Aggregate Net Losses/(Gains) - October 2016	275,563.54

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.96%
Prior Net Losses Ratio	1.84%
Second Prior Net Losses Ratio	1.53%
Third Prior Net Losses Ratio	1.33%
Four Month Average	1.42%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.06%

Flow of Funds	$ Amount

Collections	15,005,679.73
Advances	184.48
Investment Earnings on Cash Accounts	4,023.97
Servicing Fee	(287,144.43)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	14,722,743.75

Distributions of Available Funds
(1) Class A Interest	360,738.39
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	25,177.00
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	12,902,490.97
(7) Distribution to Certificateholders	1,434,337.39
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	14,722,743.75

Servicing Fee	287,144.43
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	691,410,000.00
Original Class B	14,810,000.00

Total Class A & B
Note Balance @ 10/17/16	318,192,106.74
Principal Paid	12,902,490.97
Note Balance @ 11/15/16	305,289,615.77

Class A-1
Note Balance @ 10/17/16	0.00
Principal Paid	0.00
Note Balance @ 11/15/16	0.00
Note Factor @ 11/15/16	0.0000000%

Class A-2a
Note Balance @ 10/17/16	7,486,053.37
Principal Paid	6,451,245.49
Note Balance @ 11/15/16	1,034,807.88
Note Factor @ 11/15/16	0.7899297%

Class A-2b
Note Balance @ 10/17/16	7,486,053.37
Principal Paid	6,451,245.48
Note Balance @ 11/15/16	1,034,807.89
Note Factor @ 11/15/16	0.7899297%

Class A-3
Note Balance @ 10/17/16	204,000,000.00
Principal Paid	0.00
Note Balance @ 11/15/16	204,000,000.00
Note Factor @ 11/15/16	100.0000000%

Class A-4
Note Balance @ 10/17/16	84,410,000.00
Principal Paid	0.00
Note Balance @ 11/15/16	84,410,000.00
Note Factor @ 11/15/16	100.0000000%

Class B
Note Balance @ 10/17/16	14,810,000.00
Principal Paid	0.00
Note Balance @ 11/15/16	14,810,000.00
Note Factor @ 11/15/16	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	385,915.39
Total Principal Paid	12,902,490.97
Total Paid	13,288,406.36

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.79000%
Interest Paid	4,928.32
Principal Paid	6,451,245.49
Total Paid to A-2a Holders	6,456,173.81

Class A-2b
One-Month Libor	0.53456%
Coupon	0.81456%
Interest Paid	4,912.15
Principal Paid	6,451,245.48
Total Paid to A-2b Holders	6,456,157.63

Class A-3
Coupon	1.34000%
Interest Paid	227,800.00
Principal Paid	0.00
Total Paid to A-3 Holders	227,800.00

Class A-4
Coupon	1.75000%
Interest Paid	123,097.92
Principal Paid	0.00
Total Paid to A-4 Holders	123,097.92

Class B
Coupon	2.04000%
Interest Paid	25,177.00
Principal Paid	0.00
Total Paid to B Holders	25,177.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.5464521
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	18.2697898
Total Distribution Amount	18.8162419

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0376208
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	49.2461488
Total A-2a Distribution Amount	49.2837696

A-2b Interest Distribution Amount	0.0374973
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	49.2461487
Total A-2b Distribution Amount	49.2836460

A-3 Interest Distribution Amount	1.1166667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.1166667

A-4 Interest Distribution Amount	1.4583334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.4583334

B Interest Distribution Amount	1.7000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.7000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 09/30/16	67,924.04
Balance as of 10/31/16	68,108.52
Change	184.48

Reserve Account
Balance as of 10/17/16	1,806,189.65
Investment Earnings	458.99
Investment Earnings Paid	(458.99)
Deposit/(Withdrawal)	-
Balance as of 11/15/16	1,806,189.65

Change	-
Required Reserve Amount	1,806,189.65